DECEMBER 2016 REVERSE STOCK SPLIT	12 Months Ended
Dec. 31, 2015
Stockholders Equity Reverse Stock Split [Abstract]
December 2016 Stockholders Equity Reverse Stock Split Disclosure [Text Block]

19 — DECEMBER 2016 REVERSE STOCK SPLIT

On December 7, 2016, the Board approved a resolution to amend the Company’s Certificate of Incorporation and to authorize the Company to effect a reverse split of the Company’s outstanding common stock at a ratio of 1-for-10. On December 15, 2016, the Company effected a one-for-ten reverse stock split. Upon effectiveness of the reverse stock split, every 10 shares of outstanding common stock decreased to one share of common stock. The effect of the December 15, 2016 one-for-ten reverse stock split was retrospectively reflected in these financial statements.